Pension Plans and Postretirement Benefits (Deferred Compensation Plans) (Details) (Deferred Compensation Plans [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Compensation Plans [Member]
Benefit obligation	$ 1,247	$ 1,059	$ 935
Interest expense	$ 107	$ 99	$ 88